Summary of Significant Accounting Policies - Interest Rate Swaps and Fair Value Measurements (Details) (Interest Rate Swap, Fair Value, Inputs, Level 2, USD $)	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivatives designated as hedging instruments, interest rate swap contract	$ 687,674	$ 0
Fair value of derivatives not designated as hedging instruments, interest rate swap contract	$ 128,934	$ 976,677